TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION
15.	TAXATION
Cayman Islands
Under the current laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
The Company’s subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong.
The PRC
The Company’s subsidiaries and VIEs registered in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.
The PRC EIT laws apply a general enterprise income tax rate of 25% to both foreign-invested enterprises and domestic enterprises. Preferential tax treatments are granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a High and New Technology Enterprise (“HNTE”). In 2020, Ctrip Computer Technology, Ctrip Travel Information
,
and Ctrip Travel Network reapplied for their qualification as HNTE, which were approved by the relevant government authority. Thus, these subsidiaries are entitled to a preferential income tax
 rate of 15% from 2020 to 2022

as long as they maintained their qualifications for HNTEs that are subject to verification by competent authorities and renewals every three years.
Qunar Software and Qunar Beijing are also
HNTEs

entitled
to a
preferential
in
c
ome ta
x
 rate of 15% from 2018 to 2020

and are applying for renewal of their qualifications.
In 2001, the

PRC state taxation administration (“STA”)
 started to implement preferential tax policy in China’s western regions, and companies located in applicable jurisdictions covered by the Western Regions Catalog are eligible to apply for a preferential income tax rate of

15
% if their businesses fall within the “encouraged” category of the policy. On April 23, 2020, the
Ministry of Finance,
 the STA, and the
PRC National Development and Reform Commission (“NDRC”)
 jointly issued the Announcement on Renewing the Enterprise Income Tax Policy for Western Development, which reduced the revenue percentage requirement of the “encouraged” businesses to no less than 60
% and would be applied from 2021 to 2030. Chengdu Ctrip, Chengdu Ctrip International
,
and Chengdu Information are entitled to enjoy a preferential tax rate of
15
% until 2030,
provided that
their “enco
uraged” businesses account for no less than required percentage pursuant to current policies.
Pursuant to the PRC EIT Law, all foreign invested enterprises in the PRC are subject to the withholding tax for their earnings generated after January 1, 2008. The Company expects to indefinitely reinvest undistributed earnings generated after January 1, 2008 in the onshore PRC entities. As a result, no deferred tax liability was provided on the outside basis difference from undistributed earnings after January 1, 2008.
Income/(loss) from domestic and foreign components before income tax expenses and equity in loss of affiliates (RMB in millions):

	2018	2019	2020
Domestic	4,663	8,983	4,230
Foreign	(2,742)	104	(5,455)

Total	1,921	9,087	(1,225)

The income/(loss) from foreign components mainly includes the gain/(loss) from the equity securities investments and exchangeable senior notes measured at fair value, impairments for investments, share-based compensation charges, foreign exchange gain/(loss) and interest income/(loss) incurred in its overseas companies.
The income tax expenses from domestic components for the years ended December 31, 2018, 2019 and 2020 was RMB642 million, RMB1,652 million and RMB528 million, respectively. The income tax expenses/(benefit) from foreign components for the years ended December 31, 2018 and 2019 and 2020 was RMB151 million, RMB90 million and RMB(173) million, respectively.
Composition of income tax expense
The current and deferred portion of income tax expense were as follows (RMB in millions):

	2018	2019	2020

Current income tax expense	1,425	1,918	848
Deferred tax benefit	(632)	(176)	(493)

Income tax expense	793	1,742	355

Reconciliation of the differences between statutory tax rate and the effective tax rate
The reconciliation between 25% which is the PRC statutory tax rate and the Company’s effective tax rate were as follows:

	2018	2019	2020
Statutory tax rate	25%	25%	25%
Non-deductible expenses and non-taxable income incurred
-Share-based compensation expenses	22%	5%	(38%)
-Change in fair value of equity securities investments and exchangeable senior notes	19%	(5%)	0%
-Gain on deconsolidation of a subsidiary	—	—	15%
-Others	(4%)	1%	3%
Effect of tax holiday	(27%)	(8%)	27%
Difference in tax rates of subsidiaries outside PRC	4%	(1%)	(37%)
Change in valuation allowance	2%	2%	(24%)

Effective EIT rate	41%	19%	(29%)

The change in the Company’s effective tax rates from year over year is primarily attributable to the tax differential from certain subsidiaries with preferential tax rates, the non-deductible
expenses and tax effects from investing activities.
The provisions for income taxes for the years ended December 31, 2018, 2019 and 2020 differ from the amounts computed by applying the EIT primarily due to tax holiday enjoyed by certain subsidiaries and VIEs of the Company. The following table sets forth the effect of tax holiday on China operations:

	2018	2019	2020
	RMB (in millions, except per share data)
Tax holiday effect	520	762	370
Basic net income per ADS effect	0.95	1.34	0.62
Diluted net income per ADS effect	0.92	1.19	0.62
The impacts on effective tax rates from the Company’s subsidiaries with different tax rates of subsidiaries outside PRC and tax holiday are as follows:

		2018	2019	2020

Ctrip Computer Technology	15%	(5.5%)	(2.4%)	15.4%
Ctrip Travel Information	15%	(4.0%)	(1.0%)	(0.7%)
Ctrip Travel Network	15%	(5.7%)	(1.9%)	14.1%
Chengdu Information	15%	(3.2%)	(0.8%)	6.8%
The Company and its subsidiaries in Hong Kong and Cayman Islands	16.5%,0%	1.7%	(0.9%)	(41.7%)
Qunar and subsidiaries	15%	(5.0%)	(1.5%)	(2.5%)
Others	various	(1.3%)	(0.5%)	( 1.4	% )

Total		(23.0%)	(9.0%)	(10.0%)

Significant components of deferred tax assets and liabilities were as follows (RMB in millions):

	2019	2020
Deferred tax assets
Accrued expenses	673	708
Loss carry forward	372	862
Accrued liability for rewards programs	68	85
Accrued staff salary	138	8
Others	207	321
Less: Valuation allowance of deferred tax assets	(482)	(589)

	976	1,395
Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,592)	(3,574)

Net deferred tax liabilities	(2,616)	(2,179)

Movement of valuation allowances were as follows (RMB in millions):

	2018	2019	2020
Balance at beginning of year	197	238	482
Changes in current year	41	244	107

Balance at end of year	238	482	589
As of December 31, 2019 and 2020, valuation allowance of RM
B482 million and RMB589
million was mainly provided for operating loss that could be carried forwards related to certain subsidiaries
based on then assessment where it is more likely than not that such deferred tax assets will not be realized. If events were to occur in the future that would allow the Company to realize more of its deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.
As of December 31, 2020, the Company had net operating tax loss carry forwards amounted to RMB4.1 billion.
As of December 31, 2019 and 2020, the unrecognized tax benefit and accrual is nil.